Profit Before Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015
Analysis of income and expense [Line Items]
Percentage of employees' compensation		8.25%	8.25%	8.25%	8.25%
Percentage of remuneration to directors		0.75%	0.75%	0.75%	0.75%
Difference between paid and recognized value of employees' compensation and remuneration to directors		$ 42,634	$ 1,438	$ 44,200
Bottom of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	5.25%
Top of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation	8.25%